Real Estate Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Number	Dec. 31, 2011 Number	Dec. 31, 2010
Assets
Other Finite-Lived Intangible Assets, Gross	$ 673,684,000	$ 428,199,000
Accumulated amortization	(257,242,000)	(148,380,000)
Net book value	416,442,000	279,819,000
Weighted-average amortization period in years	16 years 4 months	17 years 0 months
Liabilities
Real estate intangible liabilities, Gross	86,526,000	72,304,000
Accumulated amortization	(27,753,000)	(21,387,000)
Net book value	58,773,000	50,917,000
Weighted-average amortization period in years	14.2859648021876	12.3
Real Estate Intangible Amortization [Abstract]
Rental income related to above/below market tenant leases, net	1,119,840.26	3,339,633.56	3,828,512.23
Property operating expenses related to above/below market ground leases, net	(1,285,374.52)	(1,160,962.17)	(1,048,941.06)
Depreciation and amortization related to in place lease intangibles and lease commissions	(103,043,789.35)	(98,856,000)	(18,298,000)
Intangible Asset [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2013	112,730,000
2014	62,787,000
2015	29,220,000
2016	23,201,000
2017	23,453,000
Thereafter	165,051,000
Totals	416,442,000
Intangible Liability [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2013	7,200,000
2014	6,616,000
2015	5,645,000
2016	5,233,000
2017	4,920,000
Thereafter	29,159,000
Totals	58,773,000
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	541,729,000	332,645,000
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	56,086,000	35,973,000
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	61,450,000	51,316,000
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	14,419,000	8,265,000
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	77,036,000	67,284,000
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 9,490,000	$ 5,020,000